Direct cost of revenue - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Analysis of income and expense [abstract]
Cost of merchandise sold	$ 45,470	$ 37,560